EQUITY-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2013
Equity Based Compensation Table [Abstract]
Schedule of Equity-Based Compensation Expense and Related Tax Benefit Recognized

Equity-based compensation expense and the related tax benefit recognized for the years ended December 31, 2013, 2012 and 2011 was as follows (in millions):

	Year Ended December 31,
	2013	2012	2011
Equity-based compensation expense recognized:
Restricted stock units(a)	$89	$85	$75
Stock options	39	45	38
Total equity-based compensation expense(a)	$128	$130	$113

Tax benefit recognized	$49	$51	$44

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  Amounts in 2011 include $1 million of equity-based compensation expense that is classified in merger-related and restructuring costs in the consolidated statement of operations.

Schedule of Restricted Stock Units Activity

The following table summarizes information about unvested RSUs for the year ended December 31, 2013:

		Weighted-
	Number	Average
	of	Grant Date
	Units	Value
	(in millions)
Unvested as of December 31, 2012	5.040	$60.47
Granted	1.200	87.30
Vested	(1.848)	49.18
Forfeited	(0.306)	74.30
Unvested as of December 31, 2013	4.086	72.42

Schedule of Stock Options Activity

The following table summarizes information about stock options that were outstanding as of December 31, 2013:

			Weighted-
		Weighted-	Average
	Number	Average	Remaining	Aggregate
	of	Exercise	Contractual	Intrinsic
	Options	Price	Term	Value
	(in millions)		(in years)	(in millions)
Outstanding as of December 31, 2012	8.911	$57.40
Granted	2.539	87.69
Exercised	(3.110)	46.53
Forfeited or expired	(0.349)	72.89
Outstanding as of December 31, 2013	7.991	70.58	7.50	$519
Exercisable as of December 31, 2013	2.136	53.97	5.81	174
Expected to vest as of December 31, 2013	5.687	76.44	8.09	336

Schedule of Stock Options Valuation Assumptions

The table below presents the assumptions used to value stock options at their grant date for the years ended December 31, 2013, 2012 and 2011 and reflects the weighted average of all awards granted within each year:

	Year Ended December 31,
	2013	2012	2011
Expected volatility	26.14%	30.03%	31.19%
Expected term to exercise from grant date (in years)	5.94	6.43	6.42
Risk-free rate	1.19%	1.35%	2.80%
Expected dividend yield	2.97%	2.91%	2.66%